ACQUISITION OF BUSINESSES - Additional Information (Details) - USD ($) $ in Millions				6 Months Ended
	Apr. 30, 2021	Aug. 31, 2020	Jul. 15, 2020	Jun. 30, 2021
Aggregated individually immaterial business combinations
Disclosure of detailed information about business combination [line items]
Total consideration				$ 96
Pro Forma [Member]
Business Acquisition, Proforma Revenue				5,400
Business Acquisition, Proforma Income				$ 1,700
Indian Telecom Towers Operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		17.00%
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		$ 15
Total consideration		584
Indian Telecom Towers Operation | Consortium
Disclosure of detailed information about business combination [line items]
Total consideration		$ 3,400
Columbian Regulated Distribution Operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			6.00%
Equity funded consideration			$ 25
Percentage of voting interest in company			21.00%
Total consideration			$ 45
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination			$ (10)
Columbian Regulated Distribution Operation | Consortium
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			20.00%
Equity funded consideration			$ 90
Total consideration			$ 150
Brazilian Regulated Gas Transmission Operation
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	3.00%
Percentage of voting interest in company	31.00%
Total consideration	$ 87
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	$ (32)
Brazilian Regulated Gas Transmission Operation | Consortium
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	10.00%
Total consideration	$ 283